Quarterly Holdings Report
for

Fidelity® Financials Central Fund

June 30, 2019

FNCIP-QTLY-0819
1.851899.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Banks - 30.1%
Diversified Banks - 18.7%
Bank of America Corp.	5,809,400	$168,472,600
Citigroup, Inc.	2,650,000	185,579,500
JPMorgan Chase & Co.	1,500,000	167,700,000
State Bank of India (a)	1,050,000	5,501,269
TCS Group Holding PLC GDR (b)	280,000	5,040,000
Wells Fargo & Co.	2,366,500	111,982,780
		644,276,149
Regional Banks - 11.4%
BOK Financial Corp.	37,669	2,843,256
First Horizon National Corp.	2,346,500	35,033,245
First Republic Bank	204,100	19,930,365
Huntington Bancshares, Inc.	7,152,900	98,853,078
KeyCorp	2,597,900	46,112,725
M&T Bank Corp.	192,000	32,653,440
PNC Financial Services Group, Inc.	614,600	84,372,288
Signature Bank	275,000	33,231,000
SunTrust Banks, Inc.	642,700	40,393,695
		393,423,092

TOTAL BANKS		1,037,699,241

Capital Markets - 10.6%
Asset Management & Custody Banks - 2.4%
Bank of New York Mellon Corp.	450,000	19,867,500
BlackRock, Inc. Class A	133,300	62,557,690
		82,425,190
Financial Exchanges & Data - 2.7%
Cboe Global Markets, Inc.	900,000	93,267,000
Investment Banking & Brokerage - 5.5%
E*TRADE Financial Corp.	1,489,500	66,431,700
Hamilton Lane, Inc. Class A	500,000	28,530,000
Morgan Stanley	1,645,300	72,080,593
Tradeweb Markets, Inc. Class A	80,100	3,509,181
Virtu Financial, Inc. Class A (c)	925,681	20,161,332
		190,712,806

TOTAL CAPITAL MARKETS		366,404,996

Consumer Finance - 10.5%
Consumer Finance - 10.5%
Ally Financial, Inc.	450,000	13,945,500
American Express Co.	720,000	88,876,800
Capital One Financial Corp.	1,691,400	153,477,636
OneMain Holdings, Inc.	1,197,805	40,497,787
SLM Corp.	2,621,700	25,482,924
Synchrony Financial	1,120,300	38,840,801
		361,121,448
Diversified Financial Services - 6.0%
Multi-Sector Holdings - 6.0%
Berkshire Hathaway, Inc. Class B (a)	975,000	207,840,750
Equity Real Estate Investment Trusts (REITs) - 19.5%
Diversified REITs - 0.3%
VEREIT, Inc.	1,084,624	9,772,462
Health Care REITs - 1.9%
CareTrust (REIT), Inc.	261,550	6,219,659
Healthcare Realty Trust, Inc.	539,821	16,907,194
Ventas, Inc.	392,792	26,847,333
Welltower, Inc.	165,003	13,452,695
		63,426,881
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	708,700	12,572,338
Industrial REITs - 2.2%
Americold Realty Trust	237,800	7,709,476
Prologis, Inc.	689,469	55,226,467
Terreno Realty Corp.	285,800	14,015,632
		76,951,575
Office REITs - 1.9%
Alexandria Real Estate Equities, Inc.	199,800	28,189,782
Boston Properties, Inc.	207,789	26,804,781
Highwoods Properties, Inc. (SBI)	193,125	7,976,063
Mack-Cali Realty Corp.	152,300	3,547,067
		66,517,693
Residential REITs - 3.2%
AvalonBay Communities, Inc.	136,894	27,814,123
Clipper Realty, Inc.	328,900	3,677,102
Equity Lifestyle Properties, Inc.	131,144	15,913,013
Equity Residential (SBI)	199,125	15,117,570
Essex Property Trust, Inc.	64,723	18,894,585
Invitation Homes, Inc.	333,700	8,919,801
UDR, Inc.	456,000	20,469,840
		110,806,034
Retail REITs - 2.1%
Acadia Realty Trust (SBI)	752,600	20,598,662
National Retail Properties, Inc.	366,837	19,446,029
Simon Property Group, Inc.	74,746	11,941,421
Spirit Realty Capital, Inc.	218,040	9,301,586
Taubman Centers, Inc.	272,625	11,131,279
		72,418,977
Specialized REITs - 7.5%
American Tower Corp.	284,788	58,224,907
Crown Castle International Corp.	408,000	53,182,800
CubeSmart	656,600	21,956,704
Digital Realty Trust, Inc.	83,000	9,776,570
Equinix, Inc.	82,652	41,680,577
Extra Space Storage, Inc.	135,000	14,323,500
Four Corners Property Trust, Inc.	387,100	10,579,443
Outfront Media, Inc.	268,528	6,925,337
VICI Properties, Inc. (c)	706,000	15,560,240
Weyerhaeuser Co.	1,022,614	26,935,653
		259,145,731

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		671,611,691

Hotels, Restaurants & Leisure - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Hilton Grand Vacations, Inc. (a)	111,200	3,538,384
Marriott International, Inc. Class A	67,200	9,427,488
		12,965,872
Insurance - 16.3%
Insurance Brokers - 2.7%
Marsh & McLennan Companies, Inc.	252,667	25,203,533
Willis Group Holdings PLC	350,000	67,039,000
		92,242,533
Life & Health Insurance - 0.9%
MetLife, Inc.	666,100	33,085,187
Multi-Line Insurance - 4.4%
American International Group, Inc.	1,454,400	77,490,432
Hartford Financial Services Group, Inc.	1,310,400	73,015,488
		150,505,920
Property & Casualty Insurance - 7.0%
Beazley PLC	2,500,000	17,509,436
FNF Group	1,600,000	64,480,000
Hiscox Ltd.	750,000	16,115,665
The Travelers Companies, Inc.	960,400	143,599,008
		241,704,109
Reinsurance - 1.3%
Reinsurance Group of America, Inc.	292,500	45,638,775

TOTAL INSURANCE		563,176,524

IT Services - 2.0%
Data Processing & Outsourced Services - 2.0%
Visa, Inc. Class A	395,000	68,552,250
Mortgage Real Estate Investment Trusts - 0.5%
Mortgage REITs - 0.5%
MFA Financial, Inc.	2,316,100	16,629,598
Real Estate Management & Development - 0.8%
Real Estate Development - 0.1%
Howard Hughes Corp. (a)	37,276	4,616,260
Real Estate Operating Company - 0.1%
The RMR Group, Inc.	82,800	3,889,944
Real Estate Services - 0.6%
Jones Lang LaSalle, Inc.	142,500	20,048,325

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		28,554,529

Thrifts & Mortgage Finance - 1.5%
Thrifts& Mortgage Finance - 1.5%
Essent Group Ltd. (a)	750,000	35,242,500
MGIC Investment Corp. (a)	1,144,600	15,040,044
		50,282,544
TOTAL COMMON STOCKS
(Cost $2,798,418,648)		3,384,839,443

Money Market Funds - 2.1%
Fidelity Cash Central Fund 2.42% (d)	54,332,757	54,343,624
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	17,355,715	17,357,450
TOTAL MONEY MARKET FUNDS
(Cost $71,700,923)		71,701,074
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,870,119,571)		3,456,540,517
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(10,012,071)
NET ASSETS - 100%		$3,446,528,446

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,040,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,132,036
Fidelity Securities Lending Cash Central Fund	2,446
Total	$1,134,482

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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